Derivative Instruments (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Derivative Instruments [Abstract]
Offsetting Of Derivative Assets
		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statements of	the Statements of
	recognized assets	Financial Condition	Financial Condition
Assets
Futures contracts
Counterparty A	$1,483,506	$(752,677)	$730,829
Counterparty B	1,318,826	(505,398)	813,428
Counterparty C	5,331,613	(2,047,706)	3,283,907
Counterparty D	2,888,558	(2,032,132)	856,426
Total futures contracts	11,022,503	(5,337,913)	5,684,590

Forward currency contracts
Counterparty G	861,584	(610,414)	251,170
Counterparty H	6,460,425	(6,134,734)	325,691
Total forward currency contracts	7,322,009	(6,745,148)	576,861

Total assets	$18,344,512	$(12,083,061)	$6,261,451

		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statements of	the Statements of
Assets	recognized assets	Financial Condition	Financial Condition
Futures contracts
Counterparty A	$1,550,563	$(867,571)	$682,992
Counterparty B	6,033,303	(3,024,836)	3,008,467
Counterparty D	1,646,682	(608,619)	1,038,063
Counterparty E	1,341,846	(921,044)	420,802
Total futures contracts	10,572,394	(5,422,070)	5,150,324

Forward currency contracts
Counterparty F	4,720,102	(1,654,404)	3,065,698
Counterparty G	349,956	(120,502)	229,454
Total forward currency contracts	5,070,058	(1,774,906)	3,295,152

Total assets	$15,642,452	$(7,196,976)	$8,445,476

Offsetting Of Derivative Liabilities
		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statements of	the Statements of
	recognized liabilities	Financial Condition	Financial Condition
Liabilities
Forward currency contracts
Counterparty F	$(3,896,881)	$2,518,766	$(1,378,115)

Total liabilities	$(3,896,881)	$2,518,766	$(1,378,115)

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statements of	the Statements of
Liabilities	recognized liabilities	Financial Condition	Financial Condition
Futures contracts
Counterparty C	$(2,662,957)	$1,992,486	$(670,471)

Forward currency contracts
Counterparty H	(9,700,722)	7,056,281	(2,644,441)

Total liabilities	$(12,363,679)	$9,048,767	$(3,314,912)

Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

		December 31,
	2012			2011
	Total Net			Total Net
	Unrealized			Unrealized
	Appreciation	Percent		Appreciation	Percent
Currency Type	(Depreciation)	of Total		(Depreciation)	of Total
Australian dollar	$(1,068,159)	(20.82	) %	$1,181,145	9.86%
British pound	(281,809)	(5.49)		268,046	2.24
Canadian dollar	(27,452)	(0.54)		793,734	6.63
Czech koruna	150,986	2.94		148,481	1.24
Euro	3,057,320	59.59		3,382,866	28.24
Hong Kong dollar	246,176	4.80		(29,417)	(0.25)
Hungarian forint	(1,002,638)	(19.54)		115,728	0.97
Japanese yen	1,874,035	36.53		2,674,868	22.33
Korean won	12,927	0.25		(187,989)	(1.57)
Mexican peso	6,688	0.13		(537)	(0.00)
New Zealand dollar	-	-		551,053	4.60
Norwegian krone	(19,932)	(0.39)		(878,248)	(7.33)
Polish zloty	357,590	6.97		(29,114)	(0.24)
Romanian leu	32,777	0.64		28,100	0.23
Singapore dollar	20,514	0.40		84,101	0.70
South African rand	(18,651)	(0.36)		(9,218)	(0.08)
Swedish krona	(208,663)	(4.07)		(328,241)	(2.74)
Swiss franc	(17,268)	(0.34)		607,933	5.08
Taiwan dollar	28,683	0.56		(148,333)	(1.24)
Thai baht	49,652	0.97		6,878	0.06
Turkish lira	(67,516)	(1.32)		(55,283)	(0.46)
U.S. dollar	2,005,304	39.09		3,800,552	31.73

Total	$5,130,564	100.00%		$11,977,105	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at June 30, 2013

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$52,336	$(615,517)	$360,553	$(101,611)	$(304,239)
Grains	2,520	(368,294)	1,077,221	-	711,447
Interest rates	218,519	(441,721)	119,631	(1,107,730)	(1,211,301)
Livestock	68,860	-	2,710	(93,070)	(21,500)
Metals	42,094	(1,553,776)	4,463,910	(133,290)	2,818,938
Softs	10,769	(126,339)	437,606	(43,171)	278,865
Stock indices	4,026,580	(620,702)	139,194	(132,692)	3,412,380
Total futures contracts:	4,421,678	(3,726,349)	6,600,825	(1,611,564)	5,684,590

Forward currency contracts	2,128,315	(8,466,264)	7,712,460	(2,175,765)	(801,254)

Total futures and forward
currency contracts	$6,549,993	$(12,192,613)	$14,313,285	$(3,787,329)	$4,883,336

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$2,595,897	$(18,609)	$176,518	$(3,206,556)	$(452,750)
Grains	-	(404,470)	245,396	(20,450)	(179,524)
Interest rates	3,807,256	(1,713,036)	32,326	-	2,126,546
Livestock	-	-	-	(11,590)	(11,590)
Metals	294,790	(112,216)	3,470	(901,013)	(714,969)
Softs	14,300	-	820,793	(173,303)	661,790
Stock indices	3,561,052	(403,863)	-	(106,850)	3,050,339

Total futures contracts	10,273,295	(2,652,194)	1,278,503	(4,419,762)	4,479,842

Forward currency contracts	5,057,295	(6,006,856)	6,000,398	(4,400,115)	650,722

Total futures and forward
currency contracts	$15,330,590	$(8,659,050)	$7,278,901	$(8,819,877)	$5,130,564

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$2,595,897	$(18,609)	$176,518	$(3,206,556)	$(452,750)
Grains	-	(404,470)	245,396	(20,450)	(179,524)
Interest rates	3,807,256	(1,713,036)	32,326	-	2,126,546
Livestock	-	-	-	(11,590)	(11,590)
Metals	294,790	(112,216)	3,470	(901,013)	(714,969)
Softs	14,300	-	820,793	(173,303)	661,790
Stock indices	3,561,052	(403,863)	-	(106,850)	3,050,339

Total futures contracts	10,273,295	(2,652,194)	1,278,503	(4,419,762)	4,479,842
Forward currency contracts	5,057,295	(6,006,856)	6,000,398	(4,400,115)	650,722

Total futures and
forward currency contracts	$15,330,590	$(8,659,050)	$7,278,901	$(8,819,877)	$5,130,564

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540
Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and
forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

	Three months	Three months	Six months	Six months
	ended:	ended:	ended:	ended:
Sector	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Futures contracts:
Energies	$(4,088,392)	$(10,079,179)	$(7,131,745)	$333,378
Grains	1,214,459	(4,624,969)	542,741	(9,058,633)
Interest rates	(19,116,514)	26,954,609	(23,152,460)	11,375,398
Livestock	(76,710)	(488,670)	19,540	(620,740)
Metals	7,309,992	1,713,118	4,754,154	(5,579,168)
Softs	42,950	1,979,273	1,750,272	4,098,800
Stock indices	(4,848,301)	(10,895,242)	17,672,708	(20,119,920)
Total futures contracts	(19,562,516)	4,558,940	(5,544,790)	(19,570,885)

Forward currency contracts	(16,210,939)	2,597,811	(15,108,564)	(17,179,746)

Total futures and forward currency contracts	$(35,773,455)	$7,156,751	$(20,653,354)	$(36,750,631)

Sector	2012	2011	2010

Futures contracts:
Energies	$(9,616,856)	$7,688,026	$(6,296,617)
Grains	(7,690,728)	(10,817,032)	14,680,492
Interest rates	24,444,275	74,456,429	78,525,936
Livestock	(1,158,380)	(2,910,290)	(531,000)
Metals	(12,773,525)	(974,007)	12,922,817
Softs	3,389,662	(1,791,425)	7,618,692
Stock indices	(3,683,359)	(66,244,167)	(2,020,460)

Total futures contracts	(7,088,911)	(592,466)	104,899,860
Forward currency contracts	(16,973,106)	(33,057,050)	25,264,096

Total futures and forward currency contracts	$(24,062,017)	$(33,649,516)	$130,163,956

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2013		2012
Sector	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$54,420,647	$64,858,729	$75,073,397	$81,685,804
Grains	25,149,936	32,959,088	22,796,930	27,467,738
Interest rates	919,756,186	120,666,427	1,374,647,922	16,063,904
Livestock	1,396,430	10,463,410	-	7,278,053
Metals	21,819,328	55,204,559	20,764,498	72,270,291
Softs	9,126,440	24,467,234	4,771,760	29,542,745
Stock indices	366,290,174	5,372,912	89,596,690	106,977,056
Total futures contracts	1,397,959,141	313,992,359	1,587,651,197	341,285,591

Forward currency contracts	452,614,978	219,274,420	277,298,372	455,447,529

Total average notional	$1,850,574,119	$533,266,779	$1,864,949,569	$796,733,120

	2012		2011		2010
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions
Futures contracts:
Energies	$74,820,385	$88,376,901	$127,381,359	$48,647,953	$183,992,274	$116,768,010
Grains	26,413,270	21,155,358	53,980,643	40,497,833	57,678,838	40,281,856
Interest rates	1,392,478,396	13,707,348	1,079,809,596	61,557,330	1,274,911,920	47,891,170
Livestock	-	6,183,656	5,927,944	7,597,444	16,433,746	5,323,786
Metals	24,635,116	47,230,107	81,393,624	40,499,934	115,309,169	11,071,090
Softs	3,769,785	27,166,883	17,865,981	10,367,157	29,206,211	7,135,608
Stock indices	195,268,153	67,827,053	244,479,325	70,839,469	478,292,206	14,482,348

Total futures
contracts	1,717,385,105	271,647,306	1,610,838,472	280,007,120	2,155,824,364	242,953,868
Forward currency
contracts	431,007,736	367,222,250	714,484,864	292,797,211	876,153,841	358,871,897

Total average
notional	$2,148,392,841	$638,869,556	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765